Statements of Changes in Stockholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total	Junior Series A Convertible Preferred Stock	Common stock	Additional paid-in Capital	Deficit Accumulated During the Development Stage
Balance at Jan. 04, 2007
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	$ 55		$ 1	$ 54
Issuance of common stock (in shares)			932,000
Issuance of Junior Series A Convertible Preferred Stock	3,000	3,000
Issuance of Junior Series A Preferred Stock (in shares)		3,000,000
Preferred Stock dividends	(646)			(54)	(592)
Net loss	(14,417)				(14,417)
Balance at Dec. 31, 2007	(12,008)	3,000	1		(15,009)
Balance (in shares) at Dec. 31, 2007		3,000,000	932,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	11			11
Issuance of common stock (in shares)			97,000
Share-based compensation	14			14
Preferred Stock dividends	(2,597)			(25)	(2,572)
Net loss	(20,556)				(20,556)
Balance at Dec. 31, 2008	(35,136)	3,000	1		(38,137)
Balance (in shares) at Dec. 31, 2008		3,000,000	1,029,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	13			13
Issuance of common stock (in shares)			107,000
Share-based compensation	58			58
Preferred Stock dividends	(4,188)			(71)	(4,117)
Net loss	(13,514)				(13,514)
Balance at Dec. 31, 2009	(52,767)	3,000	1		(55,768)
Balance (in shares) at Dec. 31, 2009		3,000,000	1,136,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	39			39
Issuance of common stock (in shares)			290,000
Share-based compensation	231			231
Preferred Stock dividends	(5,823)			(270)	(5,553)
Net loss	(18,948)				(18,948)
Balance at Dec. 31, 2010	(77,268)	3,000	1		(80,269)
Balance (in shares) at Dec. 31, 2010		3,000,000	1,426,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	4			4
Issuance of common stock (in shares)			25,000
Share-based compensation	248			248
Preferred Stock dividends	(6,838)			(252)	(6,586)
Net loss	(18,633)				(18,633)
Balance at Dec. 31, 2011	(102,487)		1		(105,488)
Balance (in shares) at Dec. 31, 2011		3,000,000	1,451,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	2			2
Issuance of common stock (in shares)			19,000
Share-based compensation	640			640
Preferred Stock dividends	(7,063)			(642)	(6,421)
Net loss	(14,562)				(14,562)
Balance at Dec. 31, 2012	$ (123,470)		$ 1		$ (126,471)
Balance (in shares) at Dec. 31, 2012		3,000,000	1,470,000